Capital Stock and Other Related Accounts - Summary of Capital Stock and Other Capital Related Accounts (Detail) - ARS ($)	Dec. 31, 2019	Dec. 31, 2018	Nov. 01, 2017
Disclosure of capital stock and other capital related accounts [abstract]
Capital	$ 59,603,000	$ 59,603,000	$ 59,602,649
Adjustment to capital	3,469,948,000	3,469,948,000
Share premium	6,373,169,000	6,373,169,000
Merger premium	1,151,256,000	1,151,256,000
Total	$ 11,053,976,000	$ 11,053,976,000